Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Institutional Class
Account Value [Line Items]
Account Value	$ 13,590	$ 12,416	$ 12,379	$ 13,908	$ 13,311	$ 12,939	$ 11,894	$ 11,661	$ 11,084	$ 10,313	$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,917	9,998	9,993	11,261	10,799	10,525
Class C
Account Value [Line Items]
Account Value	10,698	9,877	9,942	11,287	10,907	10,710
Institutional Class
Account Value [Line Items]
Account Value	$ 13,286	12,174	12,068	13,553	12,990	12,602	11,425	11,372	11,316	10,341	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,690	11,659	11,587	13,045	12,531	12,186	11,076	11,048	11,022	10,097	9,776
Institutional Class
Account Value [Line Items]
Account Value	$ 11,002	9,694	9,401	10,406
Performance Trust Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Trust Short Term Bond ETF NAV
Account Value	$ 10,313
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,874	10,135	10,257	11,592	11,602	10,896
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,874	10,135	10,257	11,592	11,602	10,896
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	11,979	11,778	12,891	12,468	12,077	11,108	11,054	10,958	10,252	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	11,979	11,778	12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,316	$ 8,682	$ 8,787	$ 9,931
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Trust Short Term Bond ETF Market
Account Value	$ 10,324
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,508
Bloomberg U.S. Aggregate 1-3 Year Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index (USD)
Account Value	$ 10,326